Income tax and deferred taxes	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Disclosure of income tax [text block]
Note 26 Income tax and deferred taxes

Accounts receivable from taxes as of December 31, 2017 and December 31, 2016, are as follows:

26.1   Current and non-current tax assets

a)       Current tax assets

	12/31/2017	12/31/2016
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	17,613	45,955
Monthly provisional payment Royalty	588	3,542
Monthly provisional income tax payments, foreign companies	1,644	1,323
Corporate tax credits (1)	944	748
Corporate tax absorbed by tax losses	-	64
Taxes in recovery process	11,502	-
Total	32,291	51,632

b)	Non-current tax assets

	12/31/2017	12/31/2016
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	6,398	6,398
Specific tax on mining activities paid (on consignment)	25,781	25,781
Total	32,179	32,179

(1)
These credits are available to companies and relate to the corporate tax payment in April of the following year. These credits include, amongst other items, training expense credits (SENCE) and property, plant and equipment acquisition credits that are equivalent to 4% of the property, plant and equipment purchases made during the year, In addition, some credits relate to the donations the Group has made during 2017 and 2016.

26.2	Current tax liabilities

Current tax liabilities	12/31/2017	12/31/2016
	ThUS$	ThUS$
1st Category income tax	45,479	50,174
Foreign company income tax	28,996	25,276
Article 21 single tax	927	422
Total	75,402	75,872

Income tax is calculated based on the profit or loss for tax purposes that is applied to the effective tax rate applicable in Chile. As established by Law No.20,780, an income tax rate of 21% was set starting from 2014, a rate of 22.5% for 2015, a rate of 24% for 2016, a rate of 25.5% for 2017, and a rate of 27% starting from 2018.

On December 22, 2017, a Tax Reform was published in the United States, which introduced various modifications to the United States Tax System. This reform, among other things, reduced corporate income tax rates, modified international tax regulations and made significant changes in the way in which tax losses are considered recoverable. The main modification relates to the decrease in income tax rate from 34% to 21% starting on January 1, 2018 (Georgia’s corporate income tax rate remained at 6%).
The income tax rate for the main countries where the Company operates is presented below:

Country	Income tax 2017	Income tax 2016
Spain	25%	25%
Belgium	33,99%	33,99%
Mexico	30%	30%
United States	40%	40%
South Africa	28%	28%

The provision for royalty is determined by applying the tax rate determined for the net operating income (NOI). Currently, the Company pays 5% for the application of the Tax Invariability Contract established with the Ministry of Economy in 2010.

In conclusion, both concepts represent the estimated amount the Company will have to pay for income tax and tax on mining.

26.3	Income tax and deferred taxes

Assets and liabilities recognized in the statement of financial position are offset if and only if:

1	The Company has legally recognized before the right of the tax authority to offset the amounts recognized in these entries; and

2	Deferred income tax assets and liabilities are derived from income tax related to the same tax authority on:

(i)	the same entity or tax subject; or

(ii)       different entities or tax subjects who intend either to settle current fiscal assets and liabilities for their net amount, or to realize assets and pay liabilities simultaneously in each of the future periods in which the Company expects to settle or recover significant amounts of deferred tax assets or liabilities.

Recognized deferred income tax assets are the income taxes that are to be recovered in future periods, related to:

a)	deductible temporary differences.
b)	the offsetting of losses obtained in prior periods and not yet subject to tax deduction; and
c)	the offsetting of unused credits from prior periods.

The Company recognizes a deferred tax asset when there is certainty that these can be offset with tax income from subsequent periods, losses or fiscal credits not yet used, but solely as long as it is more likely than not that there will be tax earnings in the future against which to charge these losses or unused fiscal credits.

Recognized deferred tax liabilities refer to the amounts of income taxes payable in future periods related to taxable temporary differences.

d.1)       Income tax assets and liabilities as of December 31, 2017 are detailed as follows:

	Net liability position
Description of deferred tax assets and liabilities	Assets	Liabilities

	ThUS$	ThUS$

Unrealized loss	-	(68,544)
Property, plant and equipment and capitalized interest	211,435	-
Facility closure provision	-	(3,469)
Manufacturing expenses	102,748	-
Staff severance indemnities ,unemployment insurance	6,792	-
Vacation accrual	-	(4,887)
Inventory provision	-	(25,098)
Materials provision	-	(7,107)
Forwards	-	(624)
Employee benefits	-	(2,317)
Research and development expenses	3,501	-
Accounts receivable	-	(4,222)
Provision for legal complaints and expenses	-	(10,750)
Loan approval expenses	2,670	-
Junior mining companies (valued based on stock price)	2,474	-
Royalty	4,084	-
Tax loss benefit	-	(1,437)
Other	544	-
Foreign items (other)	-	(510)
Balances to date	334,248	(128,965)
Net balance	205,283	-

d.2)       Income tax assets and liabilities as of December 31, 2016 are detailed as follows

	Net liability position

Description of deferred tax assets and liabilities	Assets	Liabilities

	ThUS$	ThUS$
Unrealized loss	-	(86,156)
Property, plant and equipment and capitalized interest	225,124	-
Facility closure provision	-	(1,590)
Manufacturing expenses	110,630	-
Staff severance indemnities ,unemployment	5,214	-
Vacation accrual	-	(4,061)
Inventory provision	-	(20,608)
Materials provision	-	(7,776)
Forwards	-	(10,206)
Employee benefits	-	(6,783)
Research and development expenses	4,641	-
Accounts receivable	-	(4,273)
Provision for legal complaints and expenses	-	(7,686)
Loan approval expenses	3,115	-
Junior mining companies (valued based on stock price)	1,300	-
Royalty	6,457	-
Tax loss benefit	-	(1,302)
Other	79	-
Foreign items (other)	-	(664)
Balances to date	356,560	(151,105)
Net balance	205,455	-

d.3)       Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2017

	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(86,156)	17,612	-	17,612	(68,544)
Property, plant and equipment and capitalized interest	225,124	(13,689)	-	(13,689)	211,435
Facility closure provision	(1,590)	(1,879)	-	(1,879)	(3,469)
Manufacturing expenses	110,630	(7,882)	-	(7,882)	102,748
Individual savings plans, unemployment insurance	5,214	1,876	(298)	1,578	6,792
Vacation accrual	(4,061)	(826)	-	(826)	(4,887)
Inventory provision	(20,608)	(4,490)	-	(4,490)	(25,098)
Materials provision	(7,776)	669	-	669	(7,107)
Forwards	(10,206)	9,582	-	9,582	(624)
Employee benefits	(6,783)	4,466	-	4,466	(2,317)
Research and development expenses	4,641	(1,140)	-	(1,140)	3,501
Accounts receivable	(4,273)	51	-	51	(4,222)
Provision for legal complaints and expenses	(7,686)	(3,064)	-	(3,064)	(10,750)
Loan approval expenses	3,115	(445)	-	(445)	2,670
Junior mining companies (valued based on stock price)	1,300	624	550	1,174	2,474
Royalty	6,457	(2,389)	16	(2,373)	4,084
Tax loss benefit	(1,302)	(135)	-	(135)	(1,437)
Other	79	465	-	465	544
Foreign items (other)	(664)	154	-	154	(510)

Total temporary differences, unused losses and unused tax credits	205,455	(440)	268	(172)	205,283

d.4)       Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2016

	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period

	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(87,440)	1,284	-	1,284	(86,156)
Property, plant and equipment and capitalized interest	236,094	(10,970)	-	(10,970)	225,124
Facility closure provision	-	(1,590)	-	(1,590)	(1,590)
Manufacturing expenses	109,134	1,496	-	1,496	110,630
Individual savings plans, unemployment insurance	4,155	1,980	(921)	1,059	5,214
Vacation accrual	(3,372)	(689)	-	(689)	(4,061)
Inventory provision	(29,428)	8,820	-	8,820	(20,608)
Materials provision	-	(7,776)	-	(7,776)	(7,776)
Forwards	(12,322)	1,646	470	2,116	(10,206)
Employee benefits	(1,956)	(4,827)	-	(4,827)	(6,783)
Research and development expenses	8,247	(3,606)	-	(3,606)	4,641
Accounts receivable	(5,076)	803	-	803	(4,273)
Provision for legal complaints and expenses	(7,357)	(329)	-	(329)	(7,686)
Loan approval expenses	3,651	(536)	-	(536)	3,115
Junior mining companies (valued based on stock price)	-	-	1,300	1,300	1,300
Royalty	6,410	47	-	47	6,457
Tax loss benefit	(1,525)	223	-	223	(1,302)
Other	97	(18)	-	(18)	79
Foreign items (other)	(82)	(582)	-	(582)	(664)

Total temporary differences, unused losses and unused tax credits	219,230	(14,624)	849	(13,775)	205,455

During the period ended December 31, 2017 and December 31, 2016, the Company calculated and accounted for taxable income considering a rate of 24% and 22.5% respectively, in conformity with Law No, 20,780, Tax Reform, published in the Official Gazette on September 29, 2014.

The main amendments include a gradual increase in the corporate income tax rate up to 27% starting from 2018.

d.5)       Deferred taxes related to benefits for tax losses

The Company’s tax loss carryforwards (NOL carryforwards) were mainly generated by losses in Chile, which in accordance with current Chilean tax regulations have no expiration date.

As of December 31, 2017 and December 31, 2016, tax loss carryforwards (NOL carryforwards) are detailed as follows:

	12/31/2017	12/31/2016
	ThUS$	ThUS$

Chile	1,437	1,302
Total	1,437	1,302

Tax losses as of December 31, 2017 correspond mainly to SQM S.A., Exploraciones Mineras S.A. and Agrorama S.A.

d.6)       Unrecognized deferred income tax assets and liabilities

Unrecognized deferred tax assets and liabilities as of December 31, 2017 and December 31, 2016 are as follows:

	12/31/2017	12/31/2016
	ThUS$	ThUS$
	Assets (liabilities)	Assets (liabilities)

Tax losses (NOL’s)	37	56
Doubtful accounts impairment	48	79
Inventory impairment	1,347	2,871
Pensions plan	1	297
Accrued vacations	19	29
Depreciation	(139)	(245)
Other	(36)	(45)
Balances to date	1,277	3,042

d.7)        Movements in deferred tax assets and liabilities

Movements in deferred tax assets and liabilities as of December 31, 2017 and December 31, 2016 are detailed as follows:

	12/31/2017	12/31/2016
	ThUS$	ThUS$
	Liabilities (assets)	Liabilities (assets)

Deferred tax assets and liabilities, net opening balance	205,455	219,230
Increase (decrease) in deferred taxes in profit or loss	(440)	(14,624)
Increase (decrease) in deferred taxes in equity	268	849
Balances to date	205,283	205,455

d.8)       Disclosures on income tax expense (income)

The Company recognizes current and deferred taxes as income or expenses, and they are included in profit or loss, unless they arise from:

(a)	a transaction or event recognized in the same period or in a different period, outside profit or loss either in other comprehensive income or directly in equity; or

(b)	a business combination

Current and deferred tax expenses (income) are detailed as follows:

	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
	Income (expenses)	Income (expenses)	Income (expenses)

Current income tax expense
Current income tax expense	(182,122)	(149,669)	(89,869)
Adjustments to prior year current income tax	15,509	2,080	2,111
Current income tax expense, net, total	(166,613)	(147,589)	(87,758)

Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	440	14,624	3,992
Deferred tax expense, net, total	440	14,624	3,992
Tax expense (income)	(166,173)	(132,965)	(83,766)

Tax expenses (income) for foreign and domestic parties are detailed as follows:

	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
	Income (expenses)	Income (expenses)	Income (expenses)

Current income tax expense by foreign and domestic parties, net
Current income tax expense, foreign parties, net	(14,396)	(10,844)	(5,719)
Current income tax expense, domestic, net	(152,217)	(136,745)	(82,039)
Current income tax expense, net, total	(166,613)	(147,589)	(87,758)

Deferred tax expense by foreign and domestic parties, net
Deferred tax expense, foreign parties, net	(154)	626	(232)
Deferred tax expense, domestic, net	594	13,998	4,224
Deferred tax expense, net, total	440	14,624	3,992
Income tax expense	(166,173)	(132,965)	(83,766)

d.9)	Equity interest in taxation attributable to equity-accounted investees

The Company does not recognize any deferred tax liability in all cases of taxable temporary differences associated with investments in subsidiaries, branches and associated companies or interest in joint ventures, because as indicated in the standard, the following two conditions are jointly met:

(a)	the parent, investor or interest holder is able to control the time for reversal of the temporary difference; and

(b)	It is more likely than not that the temporary difference will not be reversed in the foreseeable future.

In addition, the Company does not recognize deferred income tax assets for all deductible temporary differences from investments in subsidiaries, branches and associated companies or interests in joint ventures because it is unlikely that they will meet the following requirements:

(a)       Temporary differences are reversed in a foreseeable future; and
(b)       The Company has tax earnings, against which temporary differences can be used.

d.10)       Disclosures on the tax effects of other comprehensive income components:

Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	12/31/2017	12/31/2017	12/31/2017
	ThUS$	ThUS$	ThUS$

Gain (loss) from defined benefit plans	(1,392)	282	(1,110)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(26)	(550)	(576)
Total	(1,418)	(268)	(1,686)

Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	12/31/2016	12/31/2016	12/31/2016
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(3,397)	921	(2,476)
Cash flow hedge	2,233	(470)	1,763
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	4,813	(1,300)	3,513
Total	3,649	(849)	2,800

Income tax related to components of other income and expense with a charge or credit to net equity	Amount before taxes (expense) gain	((Expense) income for income taxes	Amount after taxes
	12/31/2015	12/31/2015	12/31/2015
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(174)	(309)	(483)
Cash flow hedge	86	96	182
Total	(88)	(213)	(301)

d.11)       Explanation of the relationship between expense (income) for tax purposes and accounting income.

In accordance with paragraph No 81, letter c) of IAS 12, the Company considers that the method that discloses most significant information for the users of its financial statements is the reconciliation of tax expense (income) to the result of multiplying income for accounting purposes by the tax rate in force in Chile. This option is based on the fact that the Parent and its subsidiaries incorporated in Chile generate almost the total amount of tax expense (income) and the fact that the amounts contributed by subsidiaries incorporated in foreign countries have no relevant significance within the context of the total amount of tax expense (income).

Reconciliation of numbers in income tax expenses (income) and the result of multiplying financial gain by the rate prevailing in Chile,

	Income (expense)
	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	595,639	414,889	301,098
Income tax rate in force in Chile	25.5%	24%	22.5%

Tax expense using the legal rate	(151,888)	(99,573)	(67,747)
Effect of royalty tax expense and passive income	(3,529)	(6,311)	(9,157)
Tax effect of non-taxable revenue	1,746	2,461	1,511
Effect of taxable rate of non-deductible expenses for determination of taxable income (loss)	(4,594)	(10,202)	(4,350)
Tax effect of tax rates supported abroad	(6,409)	(15,933)	(3,968)
Effect of changes in tax rate	2,414	(3,629)	-
Other tax effects from the reconciliation between the accounting income and tax expense	(3,913)	222	(55)
Tax expense using the effective rate	(166,173)	(132,965)	(83,766)

d.12)       Tax periods potentially subject to verification:

The Group’s Companies are potentially subject to income tax audits by tax authorities in each country, These audits are limited to a number of interim tax periods, which, in general, when they elapse, give rise to the expiration of these inspections,

Tax audits, due to their nature, are often complex and may require several years, Below, we provide a summary of tax periods that are potentially subject to verification, in accordance with the tax regulations in force in the country of origin:

Chile

According to article 200 of Decree Law No 830, the taxes will be reviewed for any deficiencies in terms of payment and to generate any taxes that might arise. There is a 3-year prescriptive period for such review, dating from the expiration of the legal deadline when payment should have been made, This prescriptive period can be extended to 6 years for the revision of taxes subject to declaration, when such declaration has not been filed or has been presented with maliciously false information.

United States

In the United States, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return, In the event that an omission or error is detected in the tax return of sales or cost of sales, the review can be extended for a period of up to 6 years.

SQM North America Corp., a subsidiary of the Company, is being reviewed by the United States’ tax authorities. This review could lead to adjustments to the tax declarations made by the subsidiary in the United States.

Mexico:

In Mexico, the tax authority can review tax returns up to 5 years from the expiration date of the tax return.

Spain:

In Spain, the tax authority can review tax returns up to 4 years from the expiration date of the tax return.

Belgium:

In Belgium, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return if no tax losses exist, In the event of detecting an omission or error in the tax return, the review can be extended for a period of up to 5 years.

South Africa:

In South Africa, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return, In the event that an omission or error in the tax return is detected, the review can be extended for a period of up to 5 years.